Financial Instruments - Summary of Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - Recurring $ in Thousands	Mar. 31, 2026 USD ($)
Financial liaibilities at fair value through profit or loss
Derivative financial liabilities - Underwriters' warrants	$ 88
Level 3
Financial liaibilities at fair value through profit or loss
Derivative financial liabilities - Underwriters' warrants	$ 88